Investments - Summary of associates and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Total assets	€ 1,508,250	€ 1,522,695	€ 1,459,271
Total liabilities	1,416,928	1,412,036	1,351,910
Profit (loss)	(7,708)	8,116	9,315
Aggregate Amounts for Entities Accounted for Using the Equity Method
Disclosure of associates [line items]
Total assets	183,735	164,215	74,765
Total liabilities	167,209	144,602	58,153
Total income	12,758	14,172	12,174
Profit (loss)	703	€ 1,375	€ 1,867
Aggregate Amounts for Entities Accounted for Using the Equity Method | Associates [member]
Disclosure of associates [line items]
Total assets	158,556
Total liabilities	144,164
Total income	8,631
Profit (loss)	472
Aggregate Amounts for Entities Accounted for Using the Equity Method | Caceis
Disclosure of associates [line items]
Total assets	119,533
Total liabilities	117,109
Total income	1,990
Profit (loss)	189
Aggregate Amounts for Entities Accounted for Using the Equity Method | Zurich Santander Insurance América, S.L. - Consolidated
Disclosure of associates [line items]
Total assets	13,021
Total liabilities	12,144
Total income	4,566
Profit (loss)	315
Aggregate Amounts for Entities Accounted for Using the Equity Method | Sociedades Santander Insurance
Disclosure of associates [line items]
Total assets	2,408
Total liabilities	1,933
Total income	722
Profit (loss)	80
Aggregate Amounts for Entities Accounted for Using the Equity Method | Joint ventures [member]
Disclosure of associates [line items]
Total assets	25,179
Total liabilities	23,045
Total income	4,127
Profit (loss)	231
Aggregate Amounts for Entities Accounted for Using the Equity Method | Union De Creditos Inmobiliarios S.A., E.F.C.
Disclosure of associates [line items]
Total assets	12,032
Total liabilities	11,696
Total income	248
Profit (loss)	(33)
Aggregate Amounts for Entities Accounted for Using the Equity Method | Santander Vida Seguros y Reaseguros
Disclosure of associates [line items]
Total assets	3,901
Total liabilities	3,645
Total income	1,998
Profit (loss)	81
Aggregate Amounts for Entities Accounted for Using the Equity Method | Santander Caceis Latam Holding, S.L.
Disclosure of associates [line items]
Total assets	517
Total liabilities	128
Total income	81
Profit (loss)	€ 10